Deposits	12 Months Ended
Dec. 31, 2016
Deposits
24 Deposits
end of	2016				2015
	Switzer- land	Foreign	Total		Switzer- land	Foreign	Total
Deposits (CHF million)
Non-interest-bearing demand deposits	2,963	1,645	4,608		3,170	3,779	6,949
Interest-bearing demand deposits	122,053	33,440	155,493		126,735	33,627	160,362
Savings deposits	63,005	2	63,007		62,908	5	62,913
Time deposits	35,718	119,807	155,525	[1]	32,267	101,268	133,535	[1]
Total deposits	223,739	154,894	378,633	[2]	225,080	138,679	363,759	[2]
of which due to banks	–	–	22,800		–	–	21,054
of which customer deposits	–	–	355,833		–	–	342,705
The designation of deposits in Switzerland versus foreign deposits is based upon the location of the office where the deposit is recorded.
1
Included CHF 155,458 million and CHF 133,223 million as of December 31, 2016 and 2015, respectively, of the Swiss franc equivalent of individual time deposits greater than USD 100,000 in Switzerland and foreign offices.

2 Not included as of December 31, 2016 and 2015 were CHF 1 million and CHF 2 million, respectively, of overdrawn deposits reclassified as loans.

Bank
Deposits
23 Deposits
end of	2016				2015
	Switzer- land	Foreign	Total		Switzer- land	Foreign	Total
Deposits (CHF million)
Non-interest-bearing demand deposits	2,956	1,646	4,602		3,157	3,780	6,937
Interest-bearing demand deposits	118,497	33,765	152,262		123,336	33,975	157,311
Savings deposits	54,505	2	54,507		54,615	5	54,620
Time deposits	36,446	119,827	156,273	[1]	33,012	101,280	134,292	[1]
Total deposits	212,404	155,240	367,644	[2]	214,120	139,040	353,160	[2]
of which due to banks	–	–	23,066		–	–	21,460
of which customer deposits	–	–	344,578		–	–	331,700
The designation of deposits in Switzerland versus foreign deposits is based upon the location of the office where the deposit is recorded.
1
Included CHF 156,211 million and CHF 133,988 million as of December 31, 2016 and 2015, respectively, of the Swiss franc equivalent of individual time deposits greater than USD 100,000 in Switzerland and foreign offices.

2 Not included as of December 31, 2016 and 2015 were CHF 0 million and CHF 2 million, respectively, of overdrawn deposits reclassified as loans.